RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 2 - RELATED PARTY TRANSACTIONS

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ADVANCES AND LOANS PAYABLE - RELATED PARTY

During the three  months ended March 31,  2014,  the Company was advanced  funds from  affiliates  in the  amount of  $171,077  and at March 31,  2014 owes these affiliates $383,282.

SHARES FOR SERVICES

During the three  months  ended March 31,  2013,  a former  member and a current member of the Board of Directors  were issued  200,000  shares of the  Company's common  stock in  exchange  for  services  in the amount of $17,600 or at a fair value of $0.088 per share.

CONSULTING SERVICES

During the three  months  ended  March 31, 2014 and 2013,  the  Company  paid an officer  and  director  $47,000  and  $35,000,  respectively  in fees as part of consulting arrangement approved by the Board of Directors.

During the three months  ended March 31, 2013,  the Company paid an affiliate of one of its directors $55,000 in fees as part of a consulting  agreement approved by the Board of Directors.

LIMITED LIABILITY COMPANIES

The  Company  is the  manager  of Three  Forks No. 1, LLC,  a  Colorado  limited liability  company.  See Note 1 - Summary  of  Significant  Accounting  Policies

"Nature of Operations and Organization" and Note 9 - Management Agreement.

The Company is the  manager of the Three  Forks No. 2 and the  Company  does not hold an  equity  interest  in Three  Forks  No.  2.  Three  Forks No. 2 has been organized  to fund and develop the  proposed  drilling  of  additional  wells in

Archer County,  Texas.  At March 31 2014,  Three Forks No. 2 has yet to commence operations.  See Note 1 - Summary of Significant  Accounting Policies "Nature of

Operations and Organization."

Certain  officers  and  members of the Board of  Directors  of the  Company  are members of Tin Cup Oil and Gas LLC, a Colorado limited  liability company and on

March 31 2014,  Tincup Oil and Gas LLC  purchased  190,000 two year  warrants in consideration  for and  cancellation  of $190,000 in debt. See Note 10 - Secured

Convertible Promissory Notes.

NOTE 2 - RELATED PARTY TRANSACTIONS

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ACCRUED LIABILITIES AND NOTES PAYABLE - RELATED PARTY

During the year ended December 31, 2013, the Company was advanced funds from one of its members of the Board of Directors ("Board Member"),  who is also a member of Tin Cup LLC and at December 31, 2013 the Company owes $209,520.  See Note 4 -

Disposal  Group Held for Sale.  Also,  during  December  31,  2013,  the Company borrowed  $300,000  in funds from both an officer of the  Company  and the Board

Member and at December 31, 2013 the Company owes $600,000. See Note 11 - Secured

Convertible Promissory Notes. In addition, during the year 2013, the Company was advanced funds from two of its affiliates and at December 31, 2013 owes $2,685.

At December 31,  2012,  the Company owed an affiliate of an officer and director of the Company a total of $15,000 in fees for services rendered.

SHARES FOR SERVICES

During the year ended December 31, 2013, a former member and a current member of the Board of Directors were issued 200,000 shares of the Company's  common stock in exchange  for  services in the amount of $17,600 or at a fair value of $0.088 per share.

In March 2012, the Company issued  5,325,000  shares of its common shares to its members of the Board of  Directors  and officers in exchange for services in the amount of $5,325 or at a fair value of $0.001 per share. Par value was determine to be the value of the services  since at the time the Company had no assets and had yet begun operations.

CONSULTING SERVICES

During the year ended December 31, 2013 the Company paid two of its officers and directors  $229,321 in fees as part of consulting  arrangements  approved by the

Board of Directors.

During the year ended December 31, 2013, the Company paid an affiliate of one of its directors $55,000 in fees as part of a consulting  agreement approved by the

Board of Directors.

During the period March 28, 2012  (inception)  through  December  31, 2012,  the

Company  paid three of its officers  and  directors  $180,892 in fees as part of consulting arrangements approved by the Board of Directors.

LIMITED LIABILITY COMPANIES

The Company is the manager of Three Forks No 1 LLC, a Colorado limited liability company.  See Note 1 - Summary of  Significant  Accounting  Policies  "Nature of

Operations and Organization" and Note 10 - Management Agreement.

The Company is the  manager of the Three  Forks No. 2 and the  Company  does not hold an equity interest in Three Forks No 2. Three Forks No 2 has been organized to fund and develop the proposed  drilling of additional wells in Archer County,

Texas. At December 31 2013, Three Forks No 2 has yet to commence operations. See

Note 1 - Summary of Significant  Accounting  Policies  "Nature of Operations and

Organization."

Certain  officers  and  members of the Board of  Directors  of the  Company  are members of Tin Cup LLC, a Colorado  limited  liability  company and at September

30,  2013,  Tin Cup LLC is owed  $250,000.  See  Note 10 -  Secured  Convertible

Promissory Notes.